Government Bonds, And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 64,132,418	$ 110,179,517
Government Bonds collected (1)	(28,096,861)	(45,849,715)
Accrued interests	4,612,403	7,426,089
Interests received from bonds	(4,854,744)	(8,052,642)
Impact of the valuation of bonds in UDIs	0	(445,787)
Amortized cost	79,410	870,834
Reversal of impairment of bonds	2,727	4,122
Balance at the end of the year	$ 35,875,353	$ 64,132,418